Income Taxes - Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	1.10%	1.40%	1.80%
Property-related items			0.10%
Tax credits	(0.40%)	(0.40%)	(0.40%)
Company owned life insurance	(1.60%)	(1.20%)	0.10%
Change in U.S. Federal Income Tax Rate	(7.80%)
All other differences	(1.20%)	(0.90%)	(0.20%)
Consolidated effective income tax rate	25.10%	33.90%	36.40%
Southwest Gas Corporation [Member]
Income Taxes [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	0.60%	0.80%	1.00%
Property-related items			0.10%
Tax credits	(0.40%)	(0.50%)	(0.50%)
Company owned life insurance	(1.70%)	(1.50%)
Change in U.S. Federal Income Tax Rate	(3.60%)
All other differences	(1.20%)	(0.90%)	(0.10%)
Consolidated effective income tax rate	28.70%	32.90%	35.50%